Pension and Postretirement Benefits - Schedule of PBO, Accumulated Benefit Obligation, Fair Value of Plan Assets and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	$ 5,590	$ 5,411
Funded status	(112,879)	(136,482)	(110,697)
Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	118,469	141,893	110,697	146,735
Accumulated benefit obligation	95,339	131,482
Fair value of plan assets	5,590	5,411
Funded status	$ (112,879)	$ (136,482)